U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
NUVEEN INVESTMENT FUNDS, INC., formerly known
as First American Investment Funds, Inc.
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of securities for which this Form is filed: (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes) [ ]

3.  Investment Company Act File Number:  811-05309

     Securities Act File Number: 033-16905

4(a).  Last day of fiscal year for which this notice is filed:
October 31, 2011

4(b). [   ]  Check box if this Form is being filed late.

4(c). [   ]  Check box if this is the last time the issuer
will be filing this Form.

NUVEEN INTERNATIONAL FUND, Series ID: S000005549

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$12,649,153

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$495,221,106

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 368,415,470

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $863,636,576

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($850,987,423)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN INTERNATIONAL SELECT FUND, Series ID: S000014927

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$101,653,520

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$330,484,054

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0.00

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $330,484,054

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($228,830,534)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN QUANTITATIVE ENHANCED CORE EQUITY FUND,
 Series ID: S000018455

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$10,717,844

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$115,542,116

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $115,542,116

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($104,824,272)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $ 0.00

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND,
 Series ID: S000027104

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$33,992,615

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$10,349,661

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $10,349,661

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 23,642,954

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0.00)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 2,709.48

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 2,709.48

NUVEEN EQUITY INDEX FUND, Series ID: S000005580

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$155,027,702

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$313,869,062

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 619,080,943

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $932,950,005

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00
  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($777,922,303)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN MID CAP INDEX FUND, Series ID: S000005555

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$152,241,203

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$132,207,766

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 28,958,341

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $161,166,107

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($8,924,904)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN SMALL CAP INDEX FUND, Series ID: S000005568

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$31,670,889

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$29,056,893

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 32,986,048

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $62,042,941

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($30,372,052)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN EQUITY INCOME FUND, Series ID: S000005579

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$451,189,971

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$249,150,489

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 334,255,263

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $583,405,752

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($132,215,781)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN LARGE CAP VALUE FUND, Series ID: S000005552

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$10,247,957

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$207,581,368

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 309,199,613

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $516,780,981

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($506,533,024)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN MID CAP VALUE FUND, Series ID: S000005556

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$41,095,813

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$407,754,089

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 98,652,533

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $506,406,622

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($465,310,809)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $ 0.00

NUVEEN SMALL CAP VALUE FUND, Series ID: S000005570

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$19,227,529

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$172,211,290

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 70,272,322

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $242,483,612

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($223,256,083)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $ 0.00

NUVEEN GLOBAL INFRASTRUCTURE FUND, Series ID: S000020012

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$85,304,257

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$50,578,994

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0.00

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $50,578,994


  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 34,725,263

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0.00)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$3,979.52

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $ 3,979.52

NUVEEN REAL ESTATE SECURITIES FUND, Series ID: S000005563

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$1,506,698,075

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$986,086,053

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0.00

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $986,086,053

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 520,612,022

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0.00)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 59,662.14

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $ 59,662.14

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND,
 Series ID: S000005550

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$118,063,923

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$259,418,950

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 367,177,977

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $626,596,927

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($508,533,004)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND,
 Series ID: S000005553

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$279,830,801

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$669,627,260

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 79,600,703

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $749,227,963

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($469,397,162)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND,
 Series ID: S000005567

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$29,575,189

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$127,803,210

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 103,201,064

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $231,004,274

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($201,429,085)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN LARGE CAP SELECT FUND, Series ID: S000005551

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$4,661,625

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$82,203,695

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 88,211,997

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $170,415,692

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($165,754,067)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN MID CAP SELECT FUND, Series ID: S000005571

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$2,550,152

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$12,697,980

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 37,257,623

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $49,955,603

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($47,405,451)

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

NUVEEN SMALL CAP SELECT FUND, Series ID: S000005569

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$188,247,891

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$436,327,157
  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 103,293,874

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $539,621,031

  (v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($351,373,140

  (vii) Multiplier for determining registration fee:

..0001146

  (viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)]
(Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $ 0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 25, 2012

Method of Delivery:  FedWire




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



  By:



        Kevin J. McCarthy
        Vice President and Secretary

Dated:   January 26, 2012